Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Debt

Debt consisted of the following:

	Maturities	Effective Interest Rates	June 30, 2026	December 31, 2025
Notes Payable	2031	8.0%	$777	$836
2025 Term Loan	2032	5.9%	1,732,883	2,636,755
2025 DDTL	2032	6.4%	—	23,880
Total debt			1,733,660	2,661,471
Less: Unamortized deferred financing costs			(15,523)	(28,159)
Less: Current maturities			(119)	(26,853)
Total debt, noncurrent			$1,718,018	$2,606,459

Debt consisted of the following:

	Maturities	Effective Interest Rates	December 31, 2025	December 31, 2024
Term Loan 1.0	2027	10.5%	$—	$475,521
Term Loan 2.0	2026	10.4%	—	373,780
Revolver 2.0	2026	10.4%	—	16,000
Delayed Draw Term Loan 2.0	2026	10.4%	—	172,179
Term Loan 3.0	2029	11.5%	—	629,641
Revolver 3.0	2028	11.5%	—	19,380
Delayed Draw Term Loan 3.0	2029	11.5%	—	6,544
Term Loan 4.0	2031	8.1%	—	812,963
Convertible Promissory Note	2026	10.0%	—	49,623
Notes Payable	2031	8.0%	836	946
2025 Term Loan	2032	6.7%	2,636,755	—
2025 DDTL	2032	6.4%	23,880	—
Total debt			2,661,471	2,556,577
Less: Unamortized deferred financing costs			(28,159)	(16,260)
Less: Current maturities			(26,853)	(25,559)
Total Debt, noncurrent			$2,606,459	$2,514,758

Schedule of Future Payments of Contractual Annual Amounts Due on Outstanding Debt

The following table of future payments reflects the contractual annual amounts due on all outstanding debt:

Year Ending December 31,	Amount
2026	$26,853
2027	26,869
2028	26,880
2029	26,891
2030	26,904
Thereafter	2,527,074
Total expected future payments	$2,661,471